Organization and Summary of Significant Accounting Policies - Unamortized Discount (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Original issuance discount	$ 210,000	$ 0
Accumulated amortization	210,000	0
Unamortized discount, net	$ 0	$ 0